Provisions, contingent liabilities and other liabilities	12 Months Ended
Dec. 31, 2019
Provisions and contingent liabilities
Provisions and contingent liabilities

15.   Provisions, contingent liabilities and other liabilities

(a)This caption is made up as follows:

	As of	Changes			As of
	January 1,	(additions and	Accretion		December 31,
	2019	deductions)	expense	Disbursements	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and exploration projects (b)	225,877	32,654	10,656	(16,882)	252,305
Bonus to employees and officers	18,620	15,855	—	(15,249)	19,226
Environmental liabilities	3,768	3,944	—	(1,407)	6,305
Safety contingencies	4,877	1,270	—	(942)	5,205
Labor contingencies	4,042	(258)	—	(7)	3,777
Obligations with communities	5,878	1,306	—	(3,675)	3,509
Board of Directors’ participation	2,108	1,736	—	(2,250)	1,594
Environmental contingencies	234	1,343	—	(77)	1,500
Workers’ profit sharing payable	1,772	(7)	—	(1,696)	69
Other provisions	758	259	—	—	1,017

	267,934	58,102	10,656	(42,185)	294,507

Classification by maturity:
Current portion	68,172				72,771
Non-current portion	199,762				221,736

	267,934				294,507

(b)Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2019	2018
	US$(000)	US$(000)

Beginning balance	225,877	200,183

Changes (additions and deductions) in estimates
Continuing mining units, note 11(a)	26,722	42,874
Discontinued mining units, note 1(e)	1,912	6,013
Exploration projects, note 26(a)	4,020	(2,433)

Accretion expense
Continuing mining units, note 27(a)	10,266	4,911
Discontinued mining units, note 1(e)	266	88
Exploration projects, note 26(a)	124	71

Disbursements	(16,882)	(25,830)

Final balance	252,305	225,877

Classification by maturity:
Current portion	35,280	30,524
Non-current portion	217,025	195,353

	252,305	225,877

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2020 and 2041. The Group recognizes the provision of closure of mining units and explorations projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The provision of continued operations are prepared by independent advisors and provisions related to discontinue operations are prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by operation and production activities. The principal works to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine, which will be based on future metals prices.

As of December 31, 2019, the future value of the provision for closure of mining units and exploration projects was US$296.2 million, which has been discounted using annual risk-free rates from minimums of 1.79 to 3.12 percent, in periods of 1 to 22 years (as of December 31, 2018, the provision was US$280.3 million, which has been discounted using annual risk-free rates from minimums of 1.98 and 4.74 to a maximum percent in periods of 1 to 23 years). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2019, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$121.4 million (US$119.7 million as of December 31, 2018) to secure current mine closure plans of its mining units and exploration projects up to date.

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provisions and contingent liabilities

12.   Provisions, other accruals and liabilities

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Provisions
Provision for closure of mining units and exploration projects (b)	1,608,380	1,294,464
Provision of social responsibility (c)	18,326	18,010
Other provisions	2,484	2,785
	1,629,190	1,315,259
Other accruals and liabilities
Interests payable, see note 24	16,840	—
Workers’ profit sharing payable (e)	12,793	3,920
Accrual of operating costs (d)	11,238	11,442
Accrual of capital expenditure	8,139	3,682
Right of use liability	596	—
	49,606	19,044
Total provisions, other accruals and liabilities	1,678,796	1,334,303
Classification by maturity:
Current portion	90,940	41,154
Non-current portion	1,587,856	1,293,149
	1,678,796	1,334,303

(b)Provision for closure of mining units and explorations projects -

The Company’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.

The provision for closure of mining units comprises activities to be carried out by the Company in the restoration of mines and adjacent areas in the completion stage of the gold extraction process. Such activities include the restoration of mining locations, water treatment plant operations, as well as reforestation and land treatments.

The movement of the provision for closure of mining units for 2019, 2018 and 2017 is broken down as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	1,294,464	1,234,731	1,012,888
Additional provisions	301,096	43,560	221,450
Payments	(23,889)	(19,842)	(21,376)
Unwinding of discount, note 20	36,709	36,015	21,769
Ending balance	1,608,380	1,294,464	1,234,731

Classification by maturity
Current portion	39,156	19,325	19,455
Non-current portion	1,569,224	1,275,139	1,215,276

	1,608,380	1,294,464	1,234,731

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2020 and 2069.

There were minimal changes to the updated closure plan in 2017 prior to submitting to Peruvian regulators in September 2017. The regulators completed their review and approved the updated closure plan in November 2017.

During the years ended December 31, 2019, 2018 and 2017, the Company recorded an increase to the reclamation liability of US$301 million, US$44 million and US$206 million, respectively. The increase to the reclamation obligation resulted in an increase to the recorded asset retirement cost asset of US$ 159 million (US$27.2 million and US$97 million in 2018 and 2017, respectively) related to the producing portions of the mine (see note 10) and a non-cash charge to reclamation expense for the year ended December 31, 2019 of US$142 million (US$16.3 million and US$124.1 million as December 31, 2018 and 2017, respectively) related to the areas of Carachugo, Yanacocha, Maqui Maqui and Cerro Negro operations no longer in production (see note 17). The increase of the 2019 reclamation obligation is mainly due to higher water treatment costs, whereas in 2018 the increase was mainly due to new disturbance costs from the Quecher Main project and changes in the labor cost estimate. The discount rates used in the calculation of the provision as December 31, 2019, 2018 and 2017 were between 0.2% and 0.3%.

(c)Provision of social responsibility -

The provision of social responsibility relates to community commitments to develop projects near the mine site, including training and support for other activities such as building infrastructure and donations.

The movement of the provision for social responsibility for 2019, 2018 and 2017 is broken down as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	18,010	21,689	24,335
Additional provisions	888	—	—
Payments	(572)	(3,679)	(2,646)
Ending balance	18,326	18,010	21,689

Classification by maturity
Current portion	761	8,351	—
Non-current portion	17,565	9,659	21,689

	18,326	18,010	21,689

(d)Accrual of operating cost -

The accrual of operating cost relates to the accruals of services received by the Company as part of its operations that were pending to be invoiced such as power, maintenance, contractors and others.

(e)Workers’ profit sharing -

In accordance with Peruvian legislation, the Company maintains an employee profit sharing plan equal to 8% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Provisions and contingent liabilities

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2019	2018
	US$(000)	US$(000)

Current:
Services and freight not invoiced (a)	27,945	11,823
Provision for social commitments (b)	7,677	1,815
Provision for remediation and mine closure (c)	241	—
Provision for legal contingencies	—	1,719
Total current	35,863	15,357

Non–current:
Provision for remediation and mine closure (c)	195,659	131,888
Royalties and mining tax (d)	62,797	191,299
Provision for legal contingencies (e)	4,800	—
Provision for social commitments (b)	3,046	8,111
Other long-term liabilities (e)	12,117	11,033

Total non-current	278,419	342,331

(a)   As of December 31, 2019, primarily represents the provision for services and freights not invoiced (US$20.9 million) and penalties related to land rights with INGEMMET (Instituto Geológico Minero y Metalúrgico), (US$7.0 million).

(b)   The provision for social commitments as of December 31, 2019, is associated with repaving Alata-Congata Road (US$6.3 million) and an irrigation project in La Joya (US$4.4 million).

(c)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law N° 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closing plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site was approved by Resolution No 302‑2009 MEM-AAM and its modifications were approved by Resolution No 207‑2012 MEM-AAM, Resolution No 186‑2014 MEM-DGAAM and its last modification, Resolution No 032‑2018 MEM-DGAAM. As of December 31, 2019, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$51.0 million to secure mine closure plans.

The provision for remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

The table below presents the changes in the provision for remediation and mine closure:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	131,888	156,859	153,313
Accretion expense	4,048	4,322	4,595
Changes in estimates, Note 7	41,130	(32,017)	(3,710)
Additions, Note 7	18,834	2,724	2,661

Final balance	195,900	131,888	156,859

As of December 31, 2019, the Company’s provision for remediation and mine closure was US$195.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.28%). As of December 31, 2018, the Company’s provision for remediation and mine closure was US$131.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.99%). As of December 31, 2017, the Company’s provision for remediation and mine closure was US $156.9 million (reflecting the future value of the provision for remediation and mine closure of US $374.4 million, discounted using an annual risk-free rate of 2.73%) The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines (MEM).

As of December 31, 2019, changes in estimates (US$41.1 million) are mainly due to changes in the escalation ratio.

(d)As of December 31, 2019, represents the non-current portion of net assets tax (ITAN) for the years 2010 and 2011 of US$12.1 million and interest and penalties associated with (i) income tax related to disputed mining royalties for the year 2010 of US$42.1 million, (ii) ITAN for the years 2010 and 2011 of US$6.7 million and (iii) SRF for the year 2013 of US$1.9 million.

As of December 31, 2018, represents the non-current portion of net assets tax (ITAN) for the years 2010, 2011 and 2013 of US$19.6 million and interest and penalties of (i) disputed mining royalties for the period October 2011 through December 2013 of US$70.0 million, (ii) special mining tax for the year 2011 through the year 2013 of US$50.8 million, (iii) income tax related to disputed mining royalties for the year 2010 of US$41.1 million and (iv) ITAN for the years 2010, 2011 and 2013 of US$9.8 million.

(e)The provision for legal contingencies as of December 31, 2019 is associated with OSINERGMIN and SUNAFIL (National Superintendence of Labor Inspection) fines, which have been impugned by the Company.